Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt
The fair value, fair value level and valuation techniques and inputs were as follows:

		As at		As at
		January 31, 2024		January 31, 2023
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 7)	Level 2	$13.4	$13.4	$12.9	$12.9	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 16)	Level 3	$(26.4)	$(26.4)	$(20.8)	$(20.8)	Discounted cash flows. Future cash flows are estimated based on Pinion’s performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments
Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company

Forward exchange contracts
Favourable (Note 7)	Level 2	$ 19.6	$19.6	$16.1	$16.1
(Unfavourable) (Note 16)	Level 2	(7.8)	(7.8)	(41.2)	(41.2)
Interest rate cap (Note 7)	Level 2	$59.4	$59.4	$90.4	$90.4	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions
Total derivative financial instruments	Level 2	$71.2	$71.2	$65.3	$65.3

Term Facility (Note 17)	Level 1	$(2,609.7)	$(2,614.0)	$(2,611.4)	$(2,600.7)	Quoted bid prices in an active market
Term Loans (Note 17)	Level 2	$(153.4)	$(158.3)	$(178.8)	$(184.2)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2024 and 2023:

	As at January 31, 2024			As at January 31, 2023
	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income
USD / CAD	5%	$127.6 [b]	$76.1	5%	$129.4 [b]	$79.9
Euro / CAD	5%	$1.9	$—	5%	$3.5	$—
Other	3%	$3.0	$3.1	3%	$2.9	$3.3
[a]
Based on variations that might exist at the closing dates.
[b]
Mainly from the long-term debt denominated in U.S. dollars.

Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts
The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2024
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 12 months
	AUD	CAD	0.9008	AUD	98.3	86.9	$1.4	$—
	NZD	AUD	0.9246	NZD	32.7	26.9	—	—
	GBP	Euro	1.1255	GBP	18.3	31.1	—	1.0
	NOK	Euro	0.0862	NOK	514.0	65.8	—	1.1
	SEK	Euro	0.0880	SEK	645.9	83.5	—	0.9
	USD	CAD	1.3492	USD	510.0	682.7	8.6	2.4
Between 12 and 24 months
	AUD	CAD	0.8918	AUD	26.1	23.0	0.1	—
	NZD	AUD	0.9122	NZD	7.5	6.2	—	0.1
	GBP	Euro	1.1098	GBP	6.5	11.1	—	0.3
	NOK	Euro	0.0845	NOK	140.4	18.0	—	0.4
	SEK	Euro	0.0863	SEK	202.8	26.2	—	0.7
	USD	CAD	1.3475	USD	549.6	735.7	6.5	0.2
Between 24 and 36 months
	USD	CAD	1.3501	USD	155.5	208.2	2.3	—

[a]
Exchange rates
as at January 31, 2024 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2023
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 12 months
	AUD	CAD	0.9161	AUD	176.2	$165.6	$—	$4.9
	GBP	Euro	1.1401	GBP	28.0	46.1	0.5	—
	NOK	Euro	0.0936	NOK	469.0	62.5	1.1	—
	SEK	Euro	0.0897	SEK	786.2	100.2	2.0	—
	USD	CAD	1.3333	USD	841.6	1,122.1	2.6	35.9
Between 12 and 24 months
	USD	CAD	1.3460	USD	405.0	540.0	8.1	—
[a]
Exchange
rates as at January 31, 2023 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2024
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.8936	AUD	219.9	$194.2
	CAD	JPY	109.2804	JPY	308.5	2.8
	Euro	CAD	1.4565	Euro	160.5	233.2
	Euro	CHF	0.9327	CHF	0.6	1.0
	Euro	GBP	0.8539	GBP	0.4	0.7
	Euro	NOK	11.4161	NOK	27.0	3.5
	Euro	SEK	11.2400	SEK	2.3	0.3
	USD	CAD	1.3473	USD	806.9	1,080.1
	CAD	AUD	1.1289	AUD	0.3	0.2
	NZD	AUD	0.9246	NZD	32.7	26.9
	CAD	Euro	0.6885	Euro	35.3	51.3
	GBP	Euro	1.1266	GBP	18.7	31.8
	NOK	Euro	0.0870	NOK	871.1	111.5
	SEK	Euro	0.0882	SEK	1,307.3	169.1
	CAD	USD	0.7420	USD	194.3	260.1
Between 12 and 24 months
	AUD	CAD	0.8918	AUD	26.1	23.0
	USD	CAD	1.3475	USD	549.6	735.7
	NZD	AUD	0.9122	NZD	7.5	6.2
	GBP	Euro	1.1098	GBP	6.5	11.1
	NOK	Euro	0.0845	NOK	140.4	18.0
	SEK	Euro	0.0863	SEK	202.8	26.2
Between 24 and 36 months
	USD	CAD	1.3501	USD	209.9	281.0
[a]
Exchange rates as at January 31, 2024 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2023
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.9161	AUD	176.2	$165.6
	CAD	Euro	1.4554	Euro	14.4	20.8
	CAD	MXN	0.0710	MXN	111.1	7.9
	CAD	USD	1.3001	USD	143.8	191.8
	Euro	CAD	1.4572	Euro	261.9	379.1
	Euro	NOK	0.0930	NOK	99.9	13.3
	Euro	SEK	0.0893	SEK	102.0	13.0
	GBP	Euro	1.1401	GBP	28.0	46.1
	CAD	NZD	0.8606	NZD	1.2	1.0
	NOK	Euro	0.0936	NOK	606.0	80.8
	SEK	Euro	0.0895	SEK	1,057.8	134.8
	USD	CAD	1.3001	USD	1,098.0	1,464.0
Between 12 and 24 months
	USD	CAD	1.3460	USD	405.0	540.0
[a]
Exchange rates as at January 31, 2023 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

Summary of Financial Liabilities Instalments Payable When Contractually Due
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2024:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,450.4	$—	$—	$—	$1,450.4
Long-term debt (including interest)	218.7	492.1	1,035.7	2,176.4	3,922.9
Lease liabilities (including interest)	52.6	82.2	40.0	36.2	211.0
Derivative financial instruments	6.1	1.7	—	—	7.8
Other financial liabilities	39.8	31.2	1.1	31.0	103.1
Total	$1,767.6	$607.2	$1,076.8	$2,243.6	$5,695.2

Summary of Information Considered to be Exposed to Credit Risk
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2024 and 2023:

	January 31, 2024	January 31, 2023
Trade and other receivables	$656.3	$655.0
Sales tax and other government receivables	(107.2)	(140.8)
Total exposed to credit risk	$549.1	$514.2

Not past due	$527.9	$501.3
Past due
Under 60 days	13.4	10.6
From 60 to 90 days	2.5	1.0
Over 90 days	10.8	4.9
Allowance for doubtful accounts	(5.5)	(3.6)
Total exposed to credit risk	$549.1	$514.2